Condensed consolidated statement of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Condensed consolidated statement of comprehensive income
Profit for the period		£ 2,239	£ 2,420
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of retirement benefit schemes		(60)	(64)
Changes in fair value of financial liabilities designated at fair value through profit or loss (FVTPL) due to changes in credit risk		(26)	(4)
FVOCI financial assets		(33)	30
Tax		44	7
Total - Items that do not qualify for reclassification		(75)	(31)
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
FVOCI financial assets		41	53
Cash flow hedges	[1]	121	(734)
Currency translation		(42)	(469)
Tax		(57)	127
Total - Items that do qualify for reclassification		63	(1,023)
Other comprehensive losses after tax		(12)	(1,054)
Total comprehensive income for the period		2,227	1,366
Attributable to:
Ordinary shareholders		2,087	1,245
Paid-in equity holders		129	121
Non-controlling interests		11
Total comprehensive income for the period		£ 2,227	£ 1,366

[1]	Refer to footnote 3 of the consolidated statement of changes in equity